Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 35.3%
Aerospace & Defense - 0.1%
Boeing Co.
5.15%, 05/01/2030	$ 65,000	$ 63,779
6.26%, 05/01/2027 (A)	9,000	9,179
L3Harris Technologies, Inc.
5.25%, 06/01/2031	11,000	11,163
5.40%, 07/31/2033	9,000	9,135
Northrop Grumman Corp.
4.90%, 06/01/2034	75,000	74,464
		167,720
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (A)	65,000	61,104
Automobiles - 0.2%
BMW US Capital LLC
3.90%, 04/09/2025 (A)	76,000	75,250
General Motors Financial Co., Inc.
5.60%, 06/18/2031	14,000	14,116
5.75%, 02/08/2031	5,000	5,099
5.80%, 01/07/2029	26,000	26,663
5.95%, 04/04/2034	9,000	9,140
Hyundai Capital America
5.35%, 03/19/2029 (A)	12,000	12,150
5.80%, 06/26/2025 (A)	8,000	8,032
6.50%, 01/16/2029 (A)	59,000	62,226
		212,676
Banks - 6.6%
ABQ Finance Ltd.
1.88%, 09/08/2025 (B)	200,000	191,984
Australia & New Zealand Banking Group Ltd.
Fixed until 06/15/2026 (C), 6.75% (A)(D)	563,000	568,390
Banco de Credito del Peru SA
2.70%, 01/11/2025 (B)	130,000	128,156
Banco de Credito e Inversiones SA
Fixed until 02/08/2029 (C), 8.75% (A)(D)	755,000	794,637
Banco Santander SA
Fixed until 05/21/2033 (C), 9.63% (D)	800,000	914,147
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (D), 10/22/2025	76,000	75,441
Fixed until 03/08/2032, 3.85% (D), 03/08/2037	96,000	86,096
Fixed until 02/07/2029, 3.97% (D), 02/07/2030	76,000	73,015
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	74,000	71,228
Bank of East Asia Ltd.
Fixed until 04/22/2027, 4.88% (D), 04/22/2032 (B)	250,000	241,477
Fixed until 10/21/2025 (C), 5.83% (B)(D)	250,000	244,652
Fixed until 09/19/2024 (C), 5.88% (B)(D)	250,000	249,125
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (D), 07/21/2039	$ 6,000	$ 6,072
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (D), 05/04/2037	21,000	19,337
5.65%, 02/01/2034	15,000	15,570
BankUnited, Inc.
4.88%, 11/17/2025	16,000	15,839
5.13%, 06/11/2030	16,000	14,937
Barclays PLC
Fixed until 12/15/2025 (C), 6.13% (D)	220,000	217,161
Citigroup, Inc.
Fixed until 04/08/2025, 3.11% (D), 04/08/2026	36,000	35,408
4.45%, 09/29/2027	33,000	32,505
Fixed until 05/24/2032, 4.91% (D), 05/24/2033	71,000	69,522
Fixed until 05/25/2033, 6.17% (D), 05/25/2034	7,000	7,242
Citizens Financial Group, Inc.
2.64%, 09/30/2032	14,000	11,050
Fixed until 07/23/2031, 5.72% (D), 07/23/2032	19,000	19,161
DBS Group Holdings Ltd.
Fixed until 03/10/2026, 1.82% (D), 03/10/2031 (B)	200,000	189,591
Deutsche Bank AG
Fixed until 01/18/2028, 6.72% (D), 01/18/2029	250,000	260,694
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (D), 04/04/2034 (B)	200,000	204,493
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (D), 09/10/2027	62,000	57,612
Fixed until 07/21/2031, 2.38% (D), 07/21/2032	67,000	56,174
Fixed until 04/25/2034, 5.85% (D), 04/25/2035	12,000	12,491
HSBC Holdings PLC
Fixed until 03/09/2028, 6.16% (D), 03/09/2029	200,000	207,183
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (D), 11/08/2032	79,000	67,108
Fixed until 05/01/2027, 3.54% (D), 05/01/2028	58,000	55,915
Fixed until 04/26/2025, 4.08% (D), 04/26/2026	31,000	30,697
4.13%, 12/15/2026	15,000	14,760
Fixed until 10/23/2033, 6.25% (D), 10/23/2034	33,000	35,575
Kookmin Bank
2.50%, 11/04/2030 (B)	200,000	171,052
Macquarie Bank Ltd.
Fixed until 03/08/2027 (C), 6.13% (B)(D)	400,000	394,524
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (D), 02/22/2031	$ 200,000	$ 205,015
Mizuho Financial Group, Inc.
Fixed until 05/26/2034, 5.58% (D), 05/26/2035 (E)	200,000	203,737
Morgan Stanley
Fixed until 07/20/2026, 1.51% (D), 07/20/2027	9,000	8,406
Fixed until 05/04/2026, 1.59% (D), 05/04/2027	10,000	9,406
Fixed until 04/01/2030, 3.62% (D), 04/01/2031	60,000	56,027
Fixed until 04/20/2032, 5.30% (D), 04/20/2037	7,000	6,846
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	11,000	11,046
Fixed until 02/07/2034, 5.94% (D), 02/07/2039	16,000	16,218
Nbk Tier 2 Ltd.
Fixed until 11/24/2025, 2.50% (D), 11/24/2030 (B)	330,000	314,431
QNB Finance Ltd.
4.88%, 01/30/2029 (B)	200,000	199,056
Royal Bank of Canada
4.90%, 01/12/2028	35,000	35,187
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (B)	200,000	195,109
SNB Funding Ltd.
2.75%, 10/02/2024 (B)	200,000	199,099
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (D), 01/14/2027 (B)	250,000	236,125
Fixed until 08/15/2027 (C), 7.75% (B)(D)	400,000	408,934
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (D), 05/06/2031	76,000	70,362
UBS Group AG
Fixed until 05/12/2027, 4.75% (D), 05/12/2028 (A)	275,000	272,385
Fixed until 04/12/2031 (C), 7.75% (A)(D)	413,000	425,369
United Overseas Bank Ltd.
Fixed until 10/14/2026, 2.00% (D), 10/14/2031 (B)	200,000	186,805
Wells Fargo & Co.
Fixed until 02/11/2030, 2.57% (D), 02/11/2031	12,000	10,590
Fixed until 10/30/2029, 2.88% (D), 10/30/2030	6,000	5,416
3.00%, 02/19/2025	55,000	54,313
4.30%, 07/22/2027	23,000	22,654
Fixed until 01/23/2034, 5.50% (D), 01/23/2035	5,000	5,078
Fixed until 04/22/2027, 5.71% (D), 04/22/2028	16,000	16,280
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Zions Bancorp NA
3.25%, 10/29/2029	$ 275,000	$ 235,636
		9,269,551
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	92,000	86,946
Constellation Brands, Inc.
4.35%, 05/09/2027	6,000	5,915
PepsiCo, Inc.
1.95%, 10/21/2031	75,000	62,949
		155,810
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 03/02/2028	63,000	63,738
Royalty Pharma PLC
2.15%, 09/02/2031 (E)	28,000	23,085
5.15%, 09/02/2029	9,000	9,032
		95,855
Broadline Retail - 0.8%
AutoZone, Inc.
5.10%, 07/15/2029	6,000	6,052
Costco Wholesale Corp.
1.60%, 04/20/2030	11,000	9,420
Genuine Parts Co.
6.50%, 11/01/2028	15,000	15,938
Kohl's Corp.
4.63%, 05/01/2031	73,000	59,307
LS Finance 2017 Ltd.
4.80%, 06/18/2026 (B)	200,000	185,520
LS Finance 2025 Ltd.
4.50%, 06/26/2025 (B)	300,000	289,500
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	10,000	10,180
Prosus NV
3.68%, 01/21/2030 (B)	370,000	331,151
Tencent Holdings Ltd.
2.39%, 06/03/2030 (B)	200,000	175,576
Walmart, Inc.
3.95%, 09/09/2027	36,000	35,591
		1,118,235
Building Products - 0.1%
Home Depot, Inc.
4.90%, 04/15/2029	10,000	10,165
5.15%, 06/25/2026	9,000	9,082
LBM Acquisition LLC
6.25%, 01/15/2029 (A)	65,000	57,440
Lennox International, Inc.
5.50%, 09/15/2028	22,000	22,500
Owens Corning
5.50%, 06/15/2027	9,000	9,156
Park River Holdings, Inc.
6.75%, 08/01/2029 (A)(E)	70,000	58,723
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Trane Technologies Financing Ltd.
5.10%, 06/13/2034	$ 9,000	$ 9,122
		176,188
Capital Markets - 0.7%
Charles Schwab Corp.
2.45%, 03/03/2027	5,000	4,709
Huarong Finance 2019 Co. Ltd.
Fixed until 09/30/2025 (C), 4.25% (B)(D)	400,000	388,012
Huarong Finance Co. Ltd.
4.75%, 04/27/2027 (B)	280,000	267,064
Huarong Finance II Co. Ltd.
5.50%, 01/16/2025 (B)	250,000	249,347
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/2031 (A)	50,000	51,353
		960,485
Chemicals - 0.4%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (A)	205,000	163,851
Eastman Chemical Co.
5.00%, 08/01/2029 (F)	9,000	9,001
5.75%, 03/08/2033	34,000	34,856
Ecolab, Inc.
5.25%, 01/15/2028	30,000	30,673
MEGlobal BV
4.25%, 11/03/2026 (B)	300,000	292,049
Nutrien Ltd.
4.90%, 03/27/2028	28,000	28,013
5.20%, 06/21/2027	9,000	9,078
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	40,000	15,166
		582,687
Commercial Services & Supplies - 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)(E)	75,000	68,614
Deluxe Corp.
8.00%, 06/01/2029 (A)	63,000	59,452
Garda World Security Corp.
6.00%, 06/01/2029 (A)	50,000	46,328
GXO Logistics, Inc.
6.25%, 05/06/2029	16,000	16,543
Hertz Corp.
4.63%, 12/01/2026 (A)	75,000	56,172
PROG Holdings, Inc.
6.00%, 11/15/2029 (A)	62,000	59,611
Quanta Services, Inc.
2.35%, 01/15/2032	14,000	11,646
2.90%, 10/01/2030	4,000	3,575
Republic Services, Inc.
5.00%, 11/15/2029 - 04/01/2034	30,000	30,339
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	119,000	101,319
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Upbound Group, Inc.
6.38%, 02/15/2029 (A)	$ 65,000	$ 63,563
Waste Management, Inc.
4.95%, 07/03/2027	19,000	19,186
		536,348
Communications Equipment - 0.0% (G)
Viasat, Inc.
7.50%, 05/30/2031 (A)(E)	37,000	27,172
Construction & Engineering - 0.4%
CIMIC Finance USA Pty. Ltd.
7.00%, 03/25/2034 (B)	100,000	105,088
7.00%, 03/25/2034 (A)	99,000	104,037
IHS Holding Ltd.
5.63%, 11/29/2026 (B)	400,000	380,364
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	6,000	6,112
6.35%, 08/18/2028	8,000	8,354
MasTec, Inc.
5.90%, 06/15/2029	13,000	13,246
		617,201
Construction Materials - 0.0% (G)
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	10,000	8,497
Consumer Finance - 0.3%
American Express Co.
4.20%, 11/06/2025	15,000	14,887
Fixed until 02/16/2027, 5.10% (D), 02/16/2028	26,000	26,088
Bread Financial Holdings, Inc.
9.75%, 03/15/2029 (A)	58,000	62,177
Capital One Financial Corp.
3.75%, 07/28/2026	16,000	15,579
Enova International, Inc.
11.25%, 12/15/2028 (A)	55,000	59,261
goeasy Ltd.
7.63%, 07/01/2029 (A)	50,000	51,142
LFS Topco LLC
5.88%, 10/15/2026 (A)	65,000	60,352
Mastercard, Inc.
2.00%, 03/03/2025	43,000	42,199
Synchrony Financial
4.50%, 07/23/2025	46,000	45,443
		377,128
Consumer Staples Distribution & Retail - 0.2%
C&S Group Enterprises LLC
5.00%, 12/15/2028 (A)	76,000	56,376
Cencosud SA
4.38%, 07/17/2027 (B)	200,000	192,837
		249,213
Containers & Packaging - 0.1%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	43,000	36,854
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030 (A)	$ 65,000	$ 63,798
Packaging Corp. of America
5.70%, 12/01/2033	41,000	42,558
		143,210
Distributors - 0.0% (G)
Windsor Holdings III LLC
8.50%, 06/15/2030 (A)	55,000	57,888
Diversified REITs - 0.1%
Champion MTN Ltd.
2.95%, 06/15/2030 (B)	200,000	169,040
Diversified Telecommunication Services - 0.3%
Altice Financing SA
5.00%, 01/15/2028 (A)	330,000	263,761
AT&T, Inc.
4.10%, 02/15/2028	78,000	76,380
5.40%, 02/15/2034	11,000	11,192
Verizon Communications, Inc.
4.02%, 12/03/2029	78,000	75,111
5.05%, 05/09/2033 (E)	12,000	12,048
		438,492
Electric Utilities - 3.0%
AES Andes SA
Fixed until 03/10/2030, 8.15% (D), 06/10/2055 (A)	500,000	510,416
AES Corp.
5.45%, 06/01/2028	11,000	11,078
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026 (H)	6,000	6,007
Ameren Corp.
5.70%, 12/01/2026	83,000	84,292
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	39,000	37,087
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 02/15/2039 (A)	200,000	210,724
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (B)	565,500	532,516
Continuum Green Energy India Pvt/Co-Issuers
7.50%, 06/26/2033 (A)	200,000	201,809
Diamond II Ltd.
7.95%, 07/28/2026 (B)	450,000	456,595
DTE Energy Co.
4.88%, 06/01/2028	40,000	39,931
Enel Chile SA
4.88%, 06/12/2028	120,000	117,977
EUSHI Finance, Inc.
Fixed until 09/15/2029, 7.63% (D), 12/15/2054 (A)	450,000	456,719
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028 (A)	23,000	23,226
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Florida Power & Light Co.
5.15%, 06/15/2029	$ 19,000	$ 19,424
Kentucky Power Co.
7.00%, 11/15/2033 (A)	24,000	25,885
Majapahit Holding BV
7.88%, 06/29/2037 (B)	200,000	234,921
Minejesa Capital BV
5.63%, 08/10/2037 (B)	600,000	556,090
Narragansett Electric Co.
5.35%, 05/01/2034 (A)	11,000	11,107
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	26,000	25,528
5.10%, 05/06/2027	6,000	6,080
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (A)	15,000	15,541
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	9,000	9,056
Pacific Gas & Electric Co.
4.95%, 06/08/2025	110,000	109,383
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	60,000	56,615
Public Service Co. of Colorado
3.70%, 06/15/2028	68,000	65,452
SAEL Ltd.
7.80%, 07/31/2031 (A)(E)	300,000	302,887
Southern California Edison Co.
4.88%, 02/01/2027	63,000	63,117
		4,189,463
Electronic Equipment, Instruments & Components - 0.2%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	44,000	44,795
5.60%, 05/29/2034	9,000	9,184
Amphenol Corp.
5.05%, 04/05/2029	35,000	35,576
5.25%, 04/05/2034	6,000	6,109
Cisco Systems, Inc.
4.85%, 02/26/2029	21,000	21,328
Honeywell International, Inc.
1.75%, 09/01/2031	21,000	17,367
4.25%, 01/15/2029	11,000	10,907
4.95%, 09/01/2031	11,000	11,191
TD SYNNEX Corp.
6.10%, 04/12/2034	2,000	2,050
Trimble, Inc.
6.10%, 03/15/2033	55,000	57,729
Vontier Corp.
2.95%, 04/01/2031	12,000	10,192
		226,428
Energy Equipment & Services - 1.3%
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (B)	910,000	903,175
Halliburton Co.
4.75%, 08/01/2043	21,000	18,824
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
India Cleantech Energy
4.70%, 08/10/2026 (B)	$ 426,250	$ 408,842
India Green Power Holdings
4.00%, 02/22/2027 (B)	373,320	350,832
Nabors Industries, Inc.
7.38%, 05/15/2027 (A)	58,000	59,068
Valaris Ltd.
8.38%, 04/30/2030 (A)	60,000	62,760
		1,803,501
Entertainment - 0.0% (G)
Netflix, Inc.
4.88%, 04/15/2028	39,000	39,279
Financial Services - 0.4%
Ally Financial, Inc.
6.70%, 02/14/2033 (E)	60,000	61,369
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029 (A)	200,000	202,597
CMB International Leasing Management Ltd.
1.25%, 09/16/2024 (B)	200,000	198,899
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (A)	175,000	143,450
		606,315
Food Products - 1.3%
Hormel Foods Corp.
4.80%, 03/30/2027	15,000	15,082
J M Smucker Co.
5.90%, 11/15/2028	10,000	10,449
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	150,000	133,126
Land O'Lakes, Inc.
7.00%, 09/18/2028 (A)(C)	1,770,000	1,371,772
Mars, Inc.
4.65%, 04/20/2031 (A)	16,000	15,875
Nestle Holdings, Inc.
3.50%, 09/24/2025 (A)	204,000	200,992
Smithfield Foods, Inc.
5.20%, 04/01/2029 (A)	68,000	67,000
		1,814,296
Gas Utilities - 0.0% (G)
KeySpan Gas East Corp.
5.99%, 03/06/2033 (A)	15,000	15,359
Ground Transportation - 0.0% (G)
CSX Corp.
3.25%, 06/01/2027	18,000	17,370
5.20%, 11/15/2033	30,000	30,669
GATX Corp.
6.05%, 03/15/2034	9,000	9,402
		57,441
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.0% (G)
Agilent Technologies, Inc.
2.30%, 03/12/2031	$ 28,000	$ 23,833
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	10,000	10,170
		34,003
Health Care Providers & Services - 0.5%
Cardinal Health, Inc.
4.60%, 03/15/2043	28,000	24,303
5.13%, 02/15/2029	8,000	8,086
Cencora, Inc.
5.13%, 02/15/2034	10,000	10,045
Cigna Group
2.40%, 03/15/2030	9,000	7,943
5.00%, 05/15/2029	8,000	8,075
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032 (A)	23,000	23,719
CVS Health Corp.
4.78%, 03/25/2038	43,000	39,258
5.55%, 06/01/2031	22,000	22,426
Elevance Health, Inc.
2.88%, 09/15/2029	50,000	45,711
HCA, Inc.
3.38%, 03/15/2029	4,000	3,730
3.50%, 09/01/2030	27,000	24,811
5.45%, 04/01/2031	11,000	11,179
Humana, Inc.
5.88%, 03/01/2033	100,000	103,531
MPH Acquisition Holdings LLC
5.75%, 11/01/2028 (A)	75,000	44,438
Roche Holdings, Inc.
5.49%, 11/13/2030 (A)	243,000	254,405
UnitedHealth Group, Inc.
3.75%, 07/15/2025	63,000	62,236
5.15%, 07/15/2034	12,000	12,141
		706,037
Health Care REITs - 0.0% (G)
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	24,000	21,128
Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	102,274
Hotel & Resort REITs - 0.1%
Service Properties Trust
4.95%, 10/01/2029	75,000	59,641
Hotels, Restaurants & Leisure - 3.3%
Champion Path Holdings Ltd.
4.50%, 01/27/2026 (B)	400,000	383,178
Choice Hotels International, Inc.
5.85%, 08/01/2034	11,000	11,011
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030 (A)	70,000	62,112
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Fortune Star BVI Ltd.
5.00%, 05/18/2026 (B)	$ 200,000	$ 185,550
5.95%, 10/19/2025 (B)	700,000	675,526
GENM Capital Labuan Ltd.
3.88%, 04/19/2031 (B)	200,000	177,702
Hyatt Hotels Corp.
5.50%, 06/30/2034	13,000	12,973
Marriott International, Inc.
2.85%, 04/15/2031	43,000	37,580
McDonald's Corp.
3.30%, 07/01/2025	55,000	54,080
4.80%, 08/14/2028	28,000	28,151
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (B)	520,000	511,407
5.25%, 04/26/2026 (B)	200,000	193,525
5.38%, 12/04/2029 (B)	200,000	179,868
MGM China Holdings Ltd.
5.25%, 06/18/2025 (B)	300,000	296,676
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)(F)	43,000	43,254
Sands China Ltd.
2.85%, 03/08/2029	250,000	220,373
Studio City Finance Ltd.
5.00%, 01/15/2029 (B)	1,050,000	935,557
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	9,000	7,782
Wynn Macau Ltd.
5.50%, 01/15/2026 (B)	480,000	471,945
5.63%, 08/26/2028 (B)	200,000	189,454
		4,677,704
Independent Power & Renewable Electricity Producers - 0.1%
Cometa Energia SA de CV
6.38%, 04/24/2035 (B)	195,250	192,373
Insurance - 1.7%
Allstate Corp.
5.05%, 06/24/2029	19,000	19,202
Americo Life, Inc.
3.45%, 04/15/2031 (A)	25,000	20,455
Aon North America, Inc.
5.30%, 03/01/2031	121,000	122,868
Arthur J Gallagher & Co.
5.45%, 07/15/2034	43,000	43,636
Athene Global Funding
1.73%, 10/02/2026 (A)	30,000	27,976
Chubb INA Holdings LLC
4.65%, 08/15/2029	27,000	27,006
Global Atlantic Finance Co.
Fixed until 07/15/2029, 7.95% (D), 10/15/2054 (A)	700,000	710,168
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031 (A)	65,000	65,171
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (A)	1,822,000	1,147,196
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (A)	$ 11,000	$ 10,893
Sumitomo Life Insurance Co.
Fixed until 01/18/2034 (C), 5.88% (A)(D)	205,000	202,112
Willis North America, Inc.
4.65%, 06/15/2027	24,000	23,810
		2,420,493
Interactive Media & Services - 0.0% (G)
Alphabet, Inc.
0.45%, 08/15/2025	40,000	38,312
Internet & Catalog Retail - 0.6%
Amazon.com, Inc.
3.30%, 04/13/2027	12,000	11,638
4.65%, 12/01/2029	82,000	82,989
Expedia Group, Inc.
2.95%, 03/15/2031	25,000	22,142
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (A)	74,000	67,816
Meituan
3.05%, 10/28/2030 (B)	200,000	176,512
Rakuten Group, Inc.
9.75%, 04/15/2029 (A)	250,000	264,545
11.25%, 02/15/2027 (B)	200,000	216,062
		841,704
IT Services - 0.2%
Ahead DB Holdings LLC
6.63%, 05/01/2028 (A)	65,000	61,824
CA Magnum Holdings
5.38%, 10/31/2026 (B)	265,000	255,300
		317,124
Machinery - 0.3%
AGCO Corp.
5.45%, 03/21/2027	5,000	5,059
Caterpillar Financial Services Corp.
4.85%, 02/27/2029	10,000	10,140
5.00%, 05/14/2027	7,000	7,084
Caterpillar, Inc.
1.90%, 03/12/2031 (E)	75,000	64,331
CNH Industrial Capital LLC
5.10%, 04/20/2029	67,000	67,572
5.50%, 01/12/2029	14,000	14,327
Ingersoll Rand, Inc.
5.18%, 06/15/2029	14,000	14,212
John Deere Capital Corp.
1.45%, 01/15/2031	43,000	35,555
4.90%, 06/11/2027	13,000	13,121
4.95%, 07/14/2028	7,000	7,103
5.10%, 04/11/2034	66,000	67,177
nVent Finance SARL
2.75%, 11/15/2031	43,000	36,122
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	$ 6,000	$ 6,164
		347,967
Media - 0.3%
Cable One, Inc.
4.00%, 11/15/2030 (A)	64,000	49,124
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	44,000	36,812
3.50%, 06/01/2041	18,000	12,432
6.10%, 06/01/2029	14,000	14,278
Comcast Corp.
3.40%, 04/01/2030	8,000	7,477
4.15%, 10/15/2028	33,000	32,389
Cox Communications, Inc.
5.45%, 09/15/2028 (A)	11,000	11,196
CSC Holdings LLC
5.75%, 01/15/2030 (A)	200,000	80,609
Discovery Communications LLC
3.63%, 05/15/2030	19,000	16,696
Omnicom Group, Inc.
5.30%, 11/01/2034 (F)	27,000	26,897
Paramount Global
Fixed until 02/28/2027, 6.25% (D), 02/28/2057	32,000	27,941
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	60,000	59,669
		375,520
Metals & Mining - 0.8%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	200,000	177,942
Enviri Corp.
5.75%, 07/31/2027 (A)	39,000	37,844
Fresnillo PLC
4.25%, 10/02/2050 (B)	200,000	151,154
JSW Steel Ltd.
5.05%, 04/05/2032 (B)	200,000	182,839
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	56,000	59,473
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/2026 (A)	7,000	7,033
Perenti Finance Pty. Ltd.
6.50%, 10/07/2025 (B)	304,617	304,163
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	54,000	49,776
Steel Dynamics, Inc.
5.38%, 08/15/2034	9,000	9,089
Vale Overseas Ltd.
6.13%, 06/12/2033	150,000	153,434
		1,132,747
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.1%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (A)	$ 75,000	$ 63,957
Oil, Gas & Consumable Fuels - 4.6%
Apache Corp.
6.00%, 01/15/2037	9,000	9,179
BP Capital Markets America, Inc.
4.89%, 09/11/2033	48,000	47,602
Chevron Corp.
2.24%, 05/11/2030	74,000	65,260
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	65,000	60,294
Crescent Energy Finance LLC
7.63%, 04/01/2032 (A)	60,000	61,504
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029 (A)	55,000	57,144
Diamondback Energy, Inc.
5.40%, 04/18/2034	100,000	100,858
EIG Pearl Holdings SARL
4.39%, 11/30/2046 (B)	250,000	197,000
Energy Transfer LP
4.95%, 05/15/2028	39,000	38,995
6.40%, 12/01/2030	10,000	10,704
Fixed until 02/15/2029, 8.00% (D), 05/15/2054	1,000,000	1,062,681
EnLink Midstream Partners LP
3-Month Term SOFR + 4.37%, 9.71% (D), 09/03/2024 (C)	1,400,000	1,388,710
EQT Corp.
3.63%, 05/15/2031 (A)	33,000	29,596
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	183,156	148,254
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 04/15/2030	60,000	63,501
GNL Quintero SA
4.63%, 07/31/2029 (B)	129,440	127,308
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038 (B)	200,000	204,701
HF Sinclair Corp.
5.00%, 02/01/2028 (A)	11,000	10,790
Indika Energy Tbk. PT
8.75%, 05/07/2029 (A)	350,000	354,414
ITT Holdings LLC
6.50%, 08/01/2029 (A)	65,000	61,014
KazMunayGas National Co. JSC
3.50%, 04/14/2033 (B)	200,000	165,334
Kinder Morgan, Inc.
5.10%, 08/01/2029	13,000	13,090
5.40%, 02/01/2034	100,000	100,410
Marathon Oil Corp.
5.30%, 04/01/2029	17,000	17,321
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/2026 (B)	325,000	328,420
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Mongolian Mining Corp./Energy Resources LLC
12.50%, 09/13/2026 (B)	$ 200,000	$ 213,900
MPLX LP
5.50%, 06/01/2034	17,000	17,061
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%, 02/15/2032 (A)	50,000	51,096
Occidental Petroleum Corp.
5.20%, 08/01/2029	14,000	14,083
5.55%, 10/01/2034	11,000	11,058
6.13%, 01/01/2031	66,000	68,771
Petroleos Mexicanos
10.00%, 02/07/2033 (E)	727,000	741,057
Pioneer Natural Resources Co.
5.10%, 03/29/2026	9,000	9,038
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/2037	3,000	3,234
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	400,000	390,604
Talos Production, Inc.
9.38%, 02/01/2031 (A)	52,000	55,055
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	10,000	10,016
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (B)	160,000	155,539
Williams Cos., Inc.
5.75%, 06/24/2044	39,000	38,737
		6,503,333
Paper & Forest Products - 0.3%
Georgia-Pacific LLC
0.95%, 05/15/2026 (A)	28,000	26,167
Inversiones CMPC SA
6.13%, 02/26/2034 (A)	200,000	204,737
Suzano Austria GmbH
5.00%, 01/15/2030	200,000	192,398
		423,302
Passenger Airlines - 0.0% (G)
British Airways Pass-Through Trust
2.90%, 09/15/2036 (A)	8,943	7,843
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
11.00%, 04/15/2029 (A)	52,133	49,526
		57,369
Personal Care Products - 0.1%
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	11,000	10,906
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (A)	103,000	70,040
Kenvue, Inc.
4.90%, 03/22/2033	9,000	9,054
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products (continued)
Procter & Gamble Co.
2.85%, 08/11/2027	$ 22,000	$ 21,023
3.95%, 01/26/2028	17,000	16,812
		127,835
Pharmaceuticals - 0.2%
AbbVie, Inc.
3.20%, 11/21/2029	71,000	66,372
4.95%, 03/15/2031	13,000	13,209
Astrazeneca Finance LLC
4.85%, 02/26/2029	21,000	21,245
4.88%, 03/03/2028	17,000	17,186
4.90%, 03/03/2030	18,000	18,335
Becton Dickinson & Co.
4.30%, 08/22/2032	13,000	12,417
4.69%, 02/13/2028	16,000	15,969
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	37,000	32,665
Johnson & Johnson
4.80%, 06/01/2029	17,000	17,372
Merck & Co., Inc.
4.30%, 05/17/2030	25,000	24,747
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	13,000	12,916
Viatris, Inc.
1.65%, 06/22/2025	57,000	55,108
Zoetis, Inc.
5.60%, 11/16/2032	8,000	8,329
		315,870
Professional Services - 0.1%
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (A)	60,000	59,352
S&P Global, Inc.
2.70%, 03/01/2029	91,000	83,919
		143,271
Real Estate Management & Development - 2.5%
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031 (B)	270,000	229,961
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	60,000	60,056
Elect Global Investments Ltd.
4.85%, 08/30/2024 (B)(C)	200,000	144,531
GLP China Holdings Ltd.
2.95%, 03/29/2026 (B)	200,000	173,010
GLP Pte. Ltd.
3.88%, 06/04/2025 (B)	400,000	376,464
Fixed until 05/17/2026 (C), 4.50% (B)(D)	200,000	129,180
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	72,000	63,322
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (B)	250,000	201,377
4.50%, 01/16/2028 (B)	200,000	157,902
New Metro Global Ltd.
4.80%, 12/15/2024 (B)	400,000	362,720
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
New World China Land Ltd.
4.75%, 01/23/2027 (B)	$ 200,000	$ 186,000
NWD Finance BVI Ltd.
4.80%, 08/30/2024 (B)(C)	400,000	183,200
6.25%, 09/07/2024 (B)(C)	350,000	197,950
Vanke Real Estate Hong Kong Co. Ltd.
3.98%, 11/09/2027 (B)	200,000	124,720
Yanlord Land HK Co. Ltd.
5.13%, 05/20/2026 (B)	1,000,000	874,772
		3,465,165
Retail REITs - 0.7%
Scentre Group Trust 2
Fixed until 06/24/2026, 4.75% (D), 09/24/2080 (B)	935,000	909,074
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc.
4.80%, 06/15/2029	59,000	59,792
Broadcom, Inc.
2.45%, 02/15/2031 (A)	44,000	37,845
Intel Corp.
3.40%, 03/25/2025	60,000	59,262
Texas Instruments, Inc.
4.60%, 02/15/2028	36,000	36,155
TSMC Global Ltd.
1.25%, 04/23/2026 (B)	250,000	234,929
		427,983
Software - 0.2%
Adobe, Inc.
4.85%, 04/04/2027	7,000	7,068
Cloud Software Group, Inc.
6.50%, 03/31/2029 (A)	66,000	64,330
McAfee Corp.
7.38%, 02/15/2030 (A)	65,000	60,640
Oracle Corp.
2.30%, 03/25/2028	60,000	55,048
4.30%, 07/08/2034	5,000	4,661
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	261,300	113,167
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	4,000	4,076
		308,990
Specialized REITs - 0.1%
American Tower Corp.
2.30%, 09/15/2031	13,000	10,858
5.20%, 02/15/2029	16,000	16,183
Crown Castle, Inc.
5.00%, 01/11/2028	22,000	22,017
5.60%, 06/01/2029	10,000	10,245
Weyerhaeuser Co.
4.00%, 04/15/2030	50,000	47,712
4.75%, 05/15/2026	16,000	15,945
		122,960
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/2029 (A)	$ 65,000	$ 61,839
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
1.40%, 08/05/2028	82,000	73,233
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	34,000	32,227
5.25%, 07/01/2028	16,000	16,302
		121,762
Transportation Infrastructure - 0.5%
DP World Ltd.
5.63%, 09/25/2048 (B)	200,000	192,783
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	38,204	32,325
India Airport Infra
6.25%, 10/25/2025 (B)	400,000	400,000
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 03/30/2029 (A)	7,000	7,091
6.05%, 08/01/2028 (A)	10,000	10,381
6.20%, 06/15/2030 (A)	31,000	32,834
Ryder System, Inc.
5.25%, 06/01/2028	4,000	4,054
5.50%, 06/01/2029	13,000	13,310
United Parcel Service, Inc.
3.90%, 04/01/2025	24,000	23,783
		716,561
Wireless Telecommunication Services - 0.2%
Altice France SA
5.13%, 07/15/2029 (A)	240,000	167,607
Rogers Communications, Inc.
5.00%, 02/15/2029	21,000	21,011
T-Mobile USA, Inc.
3.38%, 04/15/2029	60,000	56,242
		244,860
Total Corporate Debt Securities (Cost $49,586,673)		49,457,740
LOAN ASSIGNMENTS - 23.5%
Aerospace & Defense - 0.2%
Spirit Aerosystems, Inc. Term Loan, 3-Month Term SOFR + 4.25%, 9.50% (D), 01/15/2027	317,975	321,155
Air Freight & Logistics - 0.2%
Kenan Advantage Group, Inc. Term Loan B3, 1-Month Term SOFR + 3.75%, 9.09% (D), 01/25/2029	240,397	240,247
Beverages - 0.2%
Pegasus BidCo BV Term Loan, 3-Month Term SOFR + 3.75%, 9.07% (D), 07/12/2029	318,772	319,436
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products - 1.0%
Foley Products Co. LLC Term Loan, 3-Month Term SOFR + 4.75%, 10.23% (D), 12/29/2028	$ 189,155	$ 189,746
Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.75%, 9.35% (D), 12/22/2028	320,037	321,170
LBM Acquisition LLC Term Loan B, 3-Month Term SOFR + 3.75%, 9.18% (D), 06/06/2031	320,840	308,808
Park River Holdings, Inc. 3-Month Term SOFR + 3.25%, 8.84% (D), 12/28/2027	322,930	306,092
Specialty Building Products Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.19% (D), 10/15/2028	239,319	238,465
		1,364,281
Capital Markets - 0.9%
Advisor Group, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 9.34% (D), 08/17/2028	200,043	196,918
HighTower Holdings LLC Term Loan B, 3-Month Term SOFR + 4.00%, 9.54% (D), 04/21/2028	238,216	238,290
Ion Trading Technologies SARL Term Loan, 3-Month Term SOFR + 4.00%, 9.35% (D), 04/01/2028	155,301	154,978
NEXUS Buyer LLC Term Loan B, TBD, 07/18/2031 (F)(I)	339,544	335,441
WEC US Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.75%, 8.09% (D), 01/27/2031	320,000	320,596
		1,246,223
Commercial Services & Supplies - 2.3%
Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.19% (D), 05/12/2028	180,449	180,314
APX Group, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, Prime Rate + 1.75%, 8.30% (D), 07/10/2028	629,833	630,620
Asurion LLC
Term Loan B11, 1-Month Term SOFR + 4.25%, 9.59% (D), 08/19/2028	308,438	307,128
2nd Lien Term Loan B4, 1-Month Term SOFR + 5.25%, 10.71% (D), 01/20/2029	355,548	324,660

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

Creative Artists Agency LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.59% (D), 11/27/2028	$ 318,512	$ 320,303
Foundever Worldwide Corp. Term Loan, 1-Month Term SOFR + 3.75%, 9.21% (D), 08/28/2028	110,766	76,536
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 9.59% (D), 02/01/2029	237,977	238,631
Groupe Solmax, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 10.21% (D), 05/29/2028	207,814	202,136
Prometric Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.70%, Prime Rate + 3.75%, 10.21% (D), 01/31/2028	239,998	241,248
PUG LLC Term Loan B, 1-Month Term SOFR + 4.75%, 10.09% (D), 03/15/2030	236,770	236,474
Sotheby's Term Loan B, 3-Month Term SOFR + 4.50%, 10.06% (D), 01/15/2027	328,929	299,874
XPLOR T1 LLC Term Loan B, 3-Month Term SOFR + 4.25%, 9.60% (D), 06/24/2031	135,548	136,226
		3,194,150
Communications Equipment - 0.2%
ViaSat, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 9.84% (D), 03/02/2029	332,590	304,320
Construction & Engineering - 0.7%
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 8.71% (D), 06/23/2028	211,411	209,782
Service Logic Acquisition, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.46% (D), 10/29/2027	318,955	320,350
USIC Holdings, Inc. Term Loan, 3-Month Term SOFR + 3.50%, 9.05% (D), 05/12/2028	319,802	308,875
VM Consolidated, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 8.09% (D), 03/24/2028	126,845	127,400
		966,407
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction Materials - 0.4%
Groundworks LLC
Term Loan, 1-Month Term SOFR + 3.50%, 8.83% (D), 03/14/2031	$ 175,387	$ 175,606
Delayed Draw Term Loan, 1-Month Term SOFR + 3.50%, 8.83% (D), 03/14/2031	5,165	5,171

Potters Industries LLC Term Loan, 3-Month Term SOFR + 3.75%, 9.08% (D), 12/14/2027	199,267	200,164
Quikrete Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 7.84% (D), 04/14/2031	207,480	208,103
		589,044
Containers & Packaging - 0.5%
Charter NEX US, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.60% (D), 12/01/2027	159,387	160,029
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.68%, 9.12% (D), 04/13/2029	239,222	239,282
SupplyOne, Inc. Term Loan B, TBD, 04/21/2031 (F)(I)	249,375	250,747
		650,058
Distributors - 0.6%
PAI Holdco, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 9.26% (D), 10/28/2027	256,607	232,229
Patriot Container Corp. 1st Lien Term Loan, 1-Month Term SOFR + 3.75%, 9.19% (D), 03/20/2025	285,085	276,675
RelaDyne, Inc.
Term Loan B, 1-Month Term SOFR + 4.25%, 9.59% (D), 12/22/2028	248,640	249,158
Term Loan, 1-Month Term SOFR + 4.50%, 9.84% (D), 12/22/2028	57,838	58,055
		816,117
Diversified Consumer Services - 0.2%
Spring Education Group, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.33% (D), 10/04/2030	239,523	240,920
Diversified REITs - 0.2%
Claros Mortgage Trust, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 9.94% (D), 08/09/2026	350,523	330,368
	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 0.3%
Connect Finco SARL Term Loan B, 1-Month Term SOFR + 4.50%, 9.84% (D), 09/27/2029	$ 203,477	$ 192,997
Lorca Holdco Ltd. Term Loan, 3-Month Term SOFR + 3.50%, 8.83% (D), 03/25/2031	175,854	175,195
		368,192
Electronic Equipment, Instruments & Components - 0.1%
Verifone Systems, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 4.00%, 9.60% (D), 08/20/2025	178,442	153,772
Financial Services - 0.4%
Apex Group Treasury LLC Term Loan, 3-Month Term SOFR + 3.75%, 9.33% (D), 07/27/2028	319,963	319,429
Fly Funding II SARL Term Loan B, 3-Month LIBOR + 1.75%, 7.33% (D), 08/11/2025	328,352	319,264
		638,693
Food Products - 0.2%
Upfield BV Term Loan B7, 3-Month Term SOFR + 4.75%, 6-Month Term SOFR + 4.75%, 10.25% (D), 01/02/2028	272,247	272,928
Ground Transportation - 0.3%
Avis Budget Car Rental LLC Term Loan C, 1-Month Term SOFR + 3.00%, 8.44% (D), 03/16/2029	111,326	111,372
Hertz Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 9.10% (D), 06/30/2028	365,338	330,022
		441,394
Health Care Providers & Services - 1.0%
Bella Holding Co. LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.19% (D), 05/10/2028	239,590	239,623
Covetrus, Inc. Term Loan, 3-Month Term SOFR + 5.00%, 10.33% (D), 10/13/2029	271,524	263,293
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.75%, 8.09% (D), 10/23/2028 (F)	239,333	239,972
MPH Acquisition Holdings LLC Term Loan B, 3-Month Term SOFR + 4.25%, 9.86% (D), 09/01/2028	194,497	163,270
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Outcomes Group Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.25%, 9.59% (D), 05/06/2031	$ 159,474	$ 159,923
Team Health Holdings, Inc. Term Loan B, 1-Month Term SOFR + 5.25%, 3-Month Term SOFR + 5.25%, 10.50% (D), 03/02/2027	331,490	309,943
		1,376,024
Health Care Technology - 0.4%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.59% (D), 02/15/2029	322,436	321,378
Cotiviti Corp. Term Loan, 1-Month Term SOFR + 3.25%, 8.59% (D), 05/01/2031	240,051	240,651
		562,029
Hotels, Restaurants & Leisure - 2.1%
Aimbridge Acquisition Co., Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 9.21% (D), 02/02/2026	330,575	322,311
Dave & Buster's, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.63% (D), 06/29/2029	206,697	207,213
Fertitta Entertainment LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.08% (D), 01/27/2029	272,863	273,289
Fogo De Chao, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 10.00% (D), 09/30/2030	208,900	198,325
GBT US III LLC Term Loan B, TBD, 07/18/2031 (F)(I)	47,353	47,377
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month Term SOFR + 2.25%, 7.59% (D), 01/17/2031	239,400	239,400
Motion Finco SARL Term Loan B, 3-Month Term SOFR + 3.50%, 8.83% (D), 11/12/2029	319,605	320,537
Ontario Gaming GTA LP Term Loan B, 3-Month Term SOFR + 4.25%, 9.58% (D), 08/01/2030	239,015	239,712
PF Chang's China Bistro, Inc. Term Loan B, 1-Month Term SOFR + 6.25%, 3-Month Term SOFR + 6.25%, 11.65% (D), 03/01/2026	242,808	238,680
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 8.32% (D), 04/04/2029	240,383	239,857
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 7.84% (D), 08/25/2028	$ 159,765	$ 159,566
Travel & Leisure Co. Term Loan B, 1-Month Term SOFR + 3.25%, 8.70% (D), 12/14/2029	228,782	229,545
Whatabrands LLC Term Loan B, 1-Month Term SOFR + 2.75%, 8.09% (D), 08/03/2028	207,293	207,437
		2,923,249
Household Durables - 0.2%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.50%, 8.84% (D), 07/31/2028	318,943	319,740
Insurance - 0.7%
Alliant Holdings Intermediate LLC Term Loan B6, 1-Month Term SOFR + 3.50%, 8.85% (D), 11/06/2030	207,214	208,034
Howden Group Holdings Ltd. Term Loan B, 1-Month Term SOFR + 3.50%, 8.84% (D), 02/15/2031	318,642	319,293
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.25% (D), 02/24/2028	239,056	239,131
Truist Insurance Holdings LLC 1st Lien Term Loan, 3-Month Term SOFR + 3.25%, 8.58% (D), 05/06/2031	208,731	209,079
		975,537
Internet & Catalog Retail - 0.2%
CNT Holdings I Corp. Term Loan, 3-Month Term SOFR + 3.50%, 8.75% (D), 11/08/2027	318,257	319,363
IT Services - 1.0%
Ahead DB Holdings LLC Term Loan B, 3-Month Term SOFR + 4.25%, 9.58% (D), 02/01/2031	101,673	101,727
Amazon Holdco, Inc. Term Loan B, TBD, 07/30/2031 (F)(I)	183,317	183,775
Amentum Government Services Holdings LLC Term Loan, 1-Month Term SOFR + 4.00%, 9.35% (D), 02/15/2029	238,721	239,318
Indy US Bidco LLC Term Loan B, 1-Month Term SOFR + 4.75%, 10.09% (D), 03/06/2028	286,598	284,807
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Moneygram International, Inc Term Loan B, 3-Month Term SOFR + 4.75%, 10.08% (D), 06/01/2030 (F)	$ 322,865	$ 319,434
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 9.19% (D), 02/01/2028	319,660	319,527
		1,448,588
Leisure Products - 0.3%
Carnival Corp. Term Loan B1, 1-Month Term SOFR + 2.75%, 8.09% (D), 10/18/2028	211,076	212,132
Recess Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.50%, 9.75% (D), 02/20/2030	212,534	213,729
		425,861
Machinery - 0.4%
CD&R Hydra Buyer, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 9.44% (D), 03/25/2031	237,980	238,773
TK Elevator US Newco, Inc. Term Loan B, 6-Month Term SOFR + 3.50%, 8.59% (D), 04/30/2030	318,508	320,056
		558,829
Media - 1.4%
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.69% (D), 12/06/2027	325,197	310,698
CSC Holdings LLC Term Loan B5, 1-Month LIBOR + 2.50%, 7.94% (D), 04/15/2027	356,963	303,865
Sinclair Television Group, Inc. Term Loan B4, 1-Month Term SOFR + 3.75%, 9.19% (D), 04/21/2029	350,709	246,724
United Talent Agency LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.08% (D), 07/07/2028	151,578	152,147
Univision Communications, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.25%, 8.71% (D), 03/16/2026	152,351	152,182
UPC Financing Partnership Term Loan AX, 1-Month Term SOFR + 3.00%, 8.44% (D), 01/31/2029	241,000	239,825
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Virgin Media Bristol LLC Term Loan Y, 6-Month Term SOFR + 3.25%, 8.66% (D), 03/31/2031	$ 326,000	$ 310,515
Wood Mackenzie Ltd. Term Loan B, 3-Month Term SOFR + 3.50%, 8.82% (D), 02/07/2031	318,556	319,850
		2,035,806
Mortgage Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. Term Loan B1, 1-Month Term SOFR + 3.50%, 8.96% (D), 03/11/2028	237,455	227,660
Oil, Gas & Consumable Fuels - 1.6%
Atlas Sand Co. LLC Term Loan, 5.00%, 01/31/2026 (J)(K)(L)(M)	1,215,715	1,118,458
CQP Holdco LP Term Loan B, 3-Month Term SOFR + 2.25%, 7.58% (D), 12/31/2030	239,203	239,587
EG Group Ltd. Term Loan B, 3-Month Term SOFR + 5.50%, 11.07% (D), 02/07/2028	321,039	318,631
M6 ETX Holdings II Midco LLC Term Loan B, 1-Month Term SOFR + 4.50%, 9.94% (D), 09/19/2029	155,769	156,631
Medallion Midland Acquisition LLC Term Loan, 3-Month Term SOFR + 3.50%, 8.84% (D), 10/18/2028	319,076	320,174
NGP XI Midstream Holdings LLC Term Loan B, 2-Month Term SOFR + 4.00%, 9.28% (D), 07/25/2031	88,199	87,978
		2,241,459
Passenger Airlines - 0.7%
Air Canada Term Loan B, 3-Month Term SOFR + 2.50%, 7.85% (D), 03/21/2031	170,748	170,791
American Airlines, Inc.
1st Lien Term Loan, 3-Month Term SOFR + 2.50%, 7.77% (D), 06/04/2029	56,540	56,215
Term Loan B, 1-Month Term SOFR + 2.75%, 8.19% (D), 02/15/2028	158,384	157,806
Term Loan, 3-Month Term SOFR + 4.75%, 10.29% (D), 04/20/2028	85,038	87,843

Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Passenger Airlines (continued)

United Airlines, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 8.03% (D), 02/22/2031	$ 251,706	$ 252,560
WestJet Loyalty LP Term Loan B, 3-Month Term SOFR + 3.75%, 9.08% (D), 02/14/2031	319,427	319,587
		1,044,802
Pharmaceuticals - 0.2%
Endo Luxembourg Finance Co. I SARL Term Loan B, 3-Month Term SOFR + 4.50%, 9.78% (D), 04/23/2031	286,260	286,856
Professional Services - 0.2%
KUEHG Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 9.83% (D), 06/12/2030	238,949	239,864
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
Term Loan B, 1-Month Term SOFR + 3.00%, 8.34% (D), 01/31/2030	102,372	102,244
Term Loan, 1-Month Term SOFR + 3.75%, 9.09% (D), 01/31/2030	161,506	161,910
		264,154
Software - 1.9%
Banff Merger Sub, Inc. Term Loan B, TBD, 07/03/2031 (F)(I)	145,773	145,062
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.58% (D), 07/06/2029	219,601	217,283
Corel Corp. Term Loan, 3-Month Term SOFR + 5.00%, 10.45% (D), 07/02/2026	319,483	319,183
Helios Software Holdings, Inc. Term Loan, 3-Month Term SOFR + 3.75%, 9.08% (D), 07/18/2030	277,442	277,211
McAfee LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.59% (D), 03/01/2029	320,471	319,750
Project Boost Purchaser LLC Term Loan, 3-Month Term SOFR + 3.50%, 8.79% (D), 07/16/2031	319,170	319,455
Proofpoint, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 8.34% (D), 08/31/2028	238,937	239,567
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
RealPage, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 3.00%, 8.46% (D), 04/24/2028	$ 329,503	$ 320,704
Storable, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.84% (D), 04/17/2028	239,771	240,371
UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.55% (D), 02/10/2031	320,653	321,532
		2,720,118
Specialty Retail - 0.9%
Mavis Tire Express Services Corp. Term Loan B, TBD, 05/04/2028 (I)	239,405	239,805
Peer Holding III BV Term Loan B5, 3-Month Term SOFR + 3.00%, 8.31% (D), 06/20/2031	173,091	173,740
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.85% (D), 03/03/2028	368,078	339,460
Tory Burch LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.71% (D), 04/16/2028	240,150	240,300
Wand NewCo 3, Inc. 1st Lien Term Loan B, TBD, 08/30/2024 (I)	206,886	207,573
		1,200,878
Textiles, Apparel & Luxury Goods - 0.6%
ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan, TBD, 12/21/2028 (F)(I)	15,627	15,667
Term Loan B, 1-Month Term SOFR + 2.75%, 8.09% (D), 12/21/2028	238,589	239,409

Varsity Brands LLC Term Loan B, TBD, 07/25/2031 (F)(I)	296,697	295,139
Varsity Brands, Inc. Term Loan, 1-Month Term SOFR + 5.00%, 10.46% (D), 12/15/2026	238,959	250,682
		800,897
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services - 0.4%
Altice France SA Term Loan B14, 3-Month Term SOFR + 5.50%, 10.80% (D), 08/15/2028	$ 364,329	$ 276,526
CCI Buyer, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.33% (D), 12/17/2027	320,850	321,170
		597,696
Total Loan Assignments (Cost $32,357,219)		33,027,115
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
Federal Home Loan Mortgage Corp.
3.00%, 09/01/2052	2,054,280	1,789,464
5.50%, 08/01/2053	1,487,323	1,487,171
Federal National Mortgage Association
2.00%, 02/01/2052	879,589	706,425
2.50%, 02/01/2038 - 02/01/2052	18,259,867	16,089,408
5.00%, 03/01/2054	1,587,361	1,559,751
Government National Mortgage Association
3.00%, 02/20/2052	2,226,418	1,982,038
Total U.S. Government Agency Obligations (Cost $22,913,569)		23,614,257
ASSET-BACKED SECURITIES - 9.0%
Bain Capital Credit CLO Ltd.
Series 2024-3A, Class A1, 3-Month Term SOFR + 1.48%, 6.72% (D), 07/16/2037 (A)	1,200,000	1,207,320
BlueMountain CLO XXV Ltd.
Series 2019-25A, Class CR, 3-Month Term SOFR + 2.51%, 7.81% (D), 07/15/2036 (A)	1,700,000	1,701,620
Columbia Cent CLO 33 Ltd.
Series 2024-33A, Class A1, 3-Month Term SOFR + 1.60%, 6.90% (D), 04/20/2037 (A)	2,100,000	2,109,213
TCW CLO Ltd.
Series 2021-2A, Class D, 3-Month Term SOFR + 3.51%, 8.80% (D), 07/25/2034 (A)	3,000,000	3,005,310
Trinitas CLO XIV Ltd.
Series 2020-14A, Class CR, 3-Month Term SOFR + 2.40%, 7.68% (D), 01/25/2034 (A)	3,000,000	3,002,766
Warwick Capital CLO 3 Ltd.
Series 2024-3A, Class A1, 3-Month Term SOFR + 1.65%, 6.97% (D), 04/20/2037 (A)	1,550,000	1,558,114
Total Asset-Backed Securities (Cost $12,433,650)		12,584,343

	Shares	Value
COMMON STOCKS - 1.8%
Energy Equipment & Services - 0.2%
Hi Crush Remainco (J)(K)(L)(N)	78	$ 290,784
Machinery - 0.0%
Ameriforge Group, Inc. (J)(K)(L)(N)(O)	2,679	0
Oil, Gas & Consumable Fuels - 1.6%
Atlas Sand Co. LLC (N)	104,765	2,225,208
Total Common Stocks (Cost $412,140)		2,515,992

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Notes
2.38%, 04/30/2026	$ 44,000	42,486
3.63%, 03/31/2028	91,000	89,614
3.75%, 06/30/2030	29,000	28,580
3.88%, 12/31/2029	117,000	116,145
4.00%, 01/31/2029 - 01/31/2031	15,000	14,978
4.25%, 06/30/2029	8,000	8,085
4.38%, 05/15/2034	1,013,000	1,034,843
4.50%, 05/31/2029 - 11/15/2033	220,100	226,677
4.63%, 04/30/2031	400,000	413,984
Total U.S. Government Obligations (Cost $1,937,161)		1,975,392

	Shares	Value
PREFERRED STOCKS - 1.4%
Banks - 1.4%
Customers Bancorp, Inc., 5.38% (P)	68,496	1,383,619
Morgan Stanley, Series Q, 6.63% (P)	20,000	517,200
		1,900,819
Electric Utilities - 0.0% (G)
Brookfield Infrastructure Finance ULC, 7.25% (P)	1,000	25,250
Total Preferred Stocks (Cost $2,237,194)		1,926,069

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.0% (G)
Province of British Columbia
4.20%, 07/06/2033	$ 25,000	24,434
Mexico - 0.1%
Mexico Government International Bonds
6.34%, 05/04/2053	200,000	191,636
Pakistan - 0.5%
Pakistan Government International Bonds
7.38%, 04/08/2031 (B)	825,000	654,844
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 0.1%
Asian Development Bank
1.88%, 01/24/2030	$ 44,000	$ 39,248
European Bank for Reconstruction & Development
1.50%, 02/13/2025	37,000	36,278
Inter-American Development Bank
4.00%, 01/12/2028	36,000	35,771
International Bank for Reconstruction & Development
3.13%, 11/20/2025	29,000	28,446
		139,743
Total Foreign Government Obligations (Cost $1,025,522)		1,010,657
CONVERTIBLE BONDS - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Wynn Macau Ltd. 4.50%, 03/07/2029 (A)	200,000	197,600
Internet & Catalog Retail - 0.1%
PDD Holdings, Inc. 0.00%, 12/01/2025	200,000	193,877
Total Convertible Bonds (Cost $397,417)		391,477

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 8.7%
Money Market Funds - 8.7%
State Street Institutional U.S. Government Money Market Fund, 5.26% (P)	12,222,531	12,222,531
Total Short-Term Investment Companies (Cost $12,222,531)		12,222,531

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bills 5.07% (P), 12/26/2024	$ 400,000	$ 391,958
Total Short-Term U.S. Government Obligation (Cost $391,883)		391,958

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (P)	1,335,643	1,335,643
Total Other Investment Company (Cost $1,335,643)		1,335,643
Total Investments (Cost $137,250,602)		140,453,174
Net Other Assets (Liabilities) - (0.2)%		(257,751)
Net Assets - 100.0%		$ 140,195,423
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	120	09/19/2024	$13,593,888	$13,869,375	$275,487	$—
30-Year U.S. Treasury Bonds	32	09/19/2024	3,738,830	3,865,000	126,170	—
U.S. Treasury Ultra Bonds	14	09/19/2024	1,711,723	1,791,563	79,840	—
Total Futures Contracts					$481,497	$—
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (Q)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$49,457,740	$—	$49,457,740
Loan Assignments	—	31,908,657	1,118,458	33,027,115
U.S. Government Agency Obligations	—	23,614,257	—	23,614,257
Asset-Backed Securities	—	12,584,343	—	12,584,343
Common Stocks	2,225,208	—	290,784	2,515,992
U.S. Government Obligations	—	1,975,392	—	1,975,392
Preferred Stocks	1,926,069	—	—	1,926,069
Foreign Government Obligations	—	1,010,657	—	1,010,657
Convertible Bonds	—	391,477	—	391,477
Short-Term Investment Companies	12,222,531	—	—	12,222,531
Short-Term U.S. Government Obligation	—	391,958	—	391,958
Other Investment Company	1,335,643	—	—	1,335,643
Total Investments	$17,709,451	$121,334,481	$1,409,242	$140,453,174
Other Financial Instruments
Futures Contracts (R)	$481,497	$—	$—	$481,497
Total Other Financial Instruments	$481,497	$—	$—	$481,497

Level 3 Rollforward
Investments	Balance, beginning at October 31, 2023	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2024 (S)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2024
Common Stock	$4,974,840	$36,459	$(468,974)	$—	$—	$(4,251,541)	$—	$—	$290,784	$(4,251,541)
Loan Assignment	—	147,920	—	164,783	—	805,755	—	—	1,118,458	805,755
	$4,974,840	$184,379	$(468,974)	$164,783	$—	$(3,445,786)	$—	$—	$1,409,242	$(3,445,786)

Quantitative Information About Significant Unobservable Inputs (Level 3)
Investments	Value at July 31, 2024	Valuation Technique	Unobservable Input Used as of July 31, 2024	Range of Input Values	Weighted Average of Input Values
Common Stock	$ 290,784	Liquidation Approach	Valuation report commissioned by issuer	N/A	—
Loan Assignment	$ 1,118,458	Income	10.5% yield approximate to cost	N/A	—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $26,221,754, representing 18.7% of the
Fund's net assets.

(B)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the total value of the Regulation S securities is $23,374,695, representing
16.7% of the Fund's net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $1,550,591, collateralized by cash collateral of $1,335,643 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $247,430. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2024; the maturity date disclosed is the ultimate maturity date.
(I)	All or a portion of the security represents an unsettled loan commitment at July 31, 2024 where the rate will be determined at time of settlement.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2024, the total value of the securities is $1,409,242, representing 1.0% of the Fund’s net assets.
(L)	Restricted security. At July 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	$91,268	$0	0.0%(G)
Common Stocks	Hi Crush Remainco	10/08/2020 - 11/02/2021	473,091	290,784	0.2
Loan Assignments	Atlas Sand Co. LLC Term Loan, 5.00%, 01/31/2026	10/08/2020	147,919	1,118,458	0.8
			$712,278	$1,409,242	1.0%

(M)	Fixed rate loan commitment at July 31, 2024.
(N)	Non-income producing security.
(O)	Security deemed worthless.
(P)	Rate disclosed reflects the yield at July 31, 2024.
(Q)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(R)	Derivative instruments are valued at unrealized appreciation (depreciation).
(S)	Total value of Level 3 securities is 1.0% of the Fund’s net assets.
PORTFOLIO ABBREVIATION(S):
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Unconstrained Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative
Transamerica Funds

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds